Significant Accounting Policies - Long-lived assets (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Long-lived assets
Reporting units (in segments) | segment	1
Goodwill impairment loss	¥ 0
Impairment charge	¥ 0	¥ 0	¥ 0
Trademarks and accounting ERP software
Long-lived assets
Estimated useful lives (in years)	10 years
Software
Long-lived assets
Estimated useful lives (in years)	3 years
Computers and equipment
Long-lived assets
Estimated useful lives (in years)	3 years
Vehicle
Long-lived assets
Estimated useful lives (in years)	4 years
Furniture and fixtures
Long-lived assets
Estimated useful lives (in years)	5 years
Minimum | Copy rights
Long-lived assets
Estimated useful lives (in years)	3 years
Maximum | Copy rights
Long-lived assets
Estimated useful lives (in years)	10 years